Financial Condition accounts outstanding with EVERTEC (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Deposits	$ 24,000	$ 20,000
E V E R T E C Inc [Member] | 100%
Related Party Transaction [Line Items]
Total	(25,927)	(21,517)
E V E R T E C Inc [Member] | 100% | Deposits Member
Related Party Transaction [Line Items]
Deposits	(15,481)	(14,289)
E V E R T E C Inc [Member] | 100% | Other Assets Member
Related Party Transaction [Line Items]
Accounts Receivable Related Parties	5,065	8,634
E V E R T E C Inc [Member] | 100% | Other Liabilities Member
Related Party Transaction [Line Items]
Accounts payable (Other liabilities)	$ (15,511)	$ (15,862)